Note 23	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Disclosure of provisions [text block]	Provisions
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2021	December 2020
Provisions for pensions and similar obligations		3,923	4,272
Other long term employee benefits		43	49
Provisions for taxes and other legal contingencies	6.1	580	612
Provisions for contingent risks and commitments	30	697	728
Other provisions (*)		1,217	479
Total		6,460	6,141
(*) Individually insignificant provisions or contingencies for various concepts in different geographies. In 2021, it also includes a €754 million provision for the collective layoff procedure that has been carried out at Banco Bilbao Vizcaya Argentaria, S.A.
Collective layoff procedure
On June 8, 2021, BBVA reached an agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain on April 13, 2021, which would affect 2,935 employees. The agreement also included the closing of 480 offices. The cost of the process includes 994 million euros before taxes, of which 754 million euros correspond to the collective layoff and 240 million euros to the closing of offices (see Notes 16, 20, 29, 41, 44 and 45).
Ongoing legal proceedings and litigation
The financial sector faces an environment of increased regulatory pressure and litigation. In this environment, the various Group entities are often sued on lawsuits and are therefore involved in individual or collective legal proceedings and litigation arising from their activity and operations, including proceedings arising from their lending activity, from their labor relations and from other commercial, regulatory or tax issues, as well as in arbitration.
On the basis of the information available, the Group considers that, at June 30, 2021, the provisions made in relation to judicial proceedings and arbitration, where so required, are adequate and reasonably cover the liabilities that might arise, if any, from such proceedings. Furthermore, on the basis of the information available and with the exceptions indicated in Note 6.1 "Risk factors", BBVA considers that the liabilities that may arise from such proceedings will not have, on a case-by-case basis, a significant adverse effect on the Group's business, financial situation or results of operations.